Statement of Additional Information Supplement

March 12, 2019

Morgan Stanley Institutional Fund Trust

Supplement dated March 12, 2019 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 28, 2019

Core Plus Fixed Income Portfolio

Corporate Bond Portfolio

Discovery Portfolio

Global Multi-Asset Income Portfolio

Global Strategist Portfolio

High Yield Portfolio

Short Duration Income Portfolio

Strategic Income Portfolio

Ultra-Short Income Portfolio

Ultra-Short Municipal Income Portfolio

The section of the Statement of Additional Information entitled "Distribution and Shareholder Services Plans—Revenue Sharing" with respect to those arrangements applicable to Morgan Stanley Smith Barney LLC is hereby deleted and replaced with the following:

With respect to Morgan Stanley Smith Barney LLC, these payments may include the following amounts, which are paid in accordance with the applicable compensation structure:

1  an ongoing annual fee in an amount of $550,000 in consideration of the Adviser's participation at various Morgan Stanley Smith Barney LLC events, including seminars, conferences and meetings as determined by Morgan Stanley Smith Barney LLC;

2  an ongoing annual fee in an amount of $395,000 in consideration of Morgan Stanley Smith Barney LLC providing Adviser with access to distribution analytical data in relation to sales of the Funds and certain other products managed and/or sponsored by the Adviser or its affiliates;

3  on Class I, Class A, Class L and Class C shares of the Funds held in Morgan Stanley Smith Barney LLC brokerage and advisory accounts, an ongoing annual fee in an amount up to 0.10% of the total average daily NAV of such shares for the applicable quarterly period;

4  on Class I shares of a Fund held in Morgan Stanley Smith Barney LLC brokerage and advisory accounts as of June 30, 2014, where each such account holds $5 million or more in Class I shares of the Fund, or had $4 million or more in assets (but less than $5 million) as of June 30, 2014 and reached $5 million by December 31, 2014, an ongoing annual fee in an amount equal to 35% of the advisory fee the Adviser receives from such Fund based on the average daily NAV of such shares for the applicable quarterly period; and

5  on purchases of $1 million or more of Class A shares (for which no initial sales charge was paid), Morgan Stanley Smith Barney LLC may, at the discretion of the Distributor, receive a gross sales credit of up to 1.00% (with respect to the U.S. Equity and Asset Allocation Funds) or 0.50% (with respect to the Fixed Income Funds) of the amount sold, as applicable.*

Please retain this supplement for future reference.

Statement of Additional Information Supplement

March 12, 2019

Morgan Stanley Institutional Fund Trust

Supplement dated March 12, 2019 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 28, 2019

High Yield Portfolio (Class IR)

The section of the Statement of Additional Information entitled "Revenue Sharing" with respect to those arrangements applicable to Morgan Stanley Smith Barney LLC is hereby deleted and replaced with the following:

With respect to Morgan Stanley Smith Barney LLC, these payments may include the following amounts, which are paid in accordance with the applicable compensation structure:

1  an ongoing annual fee in an amount of $550,000 in consideration of the Adviser's participation at various Morgan Stanley Smith Barney LLC events, including seminars, conferences and meetings as determined by Morgan Stanley Smith Barney LLC;

2  an ongoing annual fee in an amount of $395,000 in consideration of Morgan Stanley Smith Barney LLC providing Adviser with access to distribution analytical data in relation to sales of the Fund and certain other products managed and/or sponsored by the Adviser or its affiliates;

3  on Class IR shares converted from Class I shares of the Fund held in Morgan Stanley Smith Barney LLC brokerage and advisory accounts as of June 30, 2014, where each such account holds $5 million or more in Class I shares of the Fund, or had $4 million or more in assets (but less than $5 million) as of June 30, 2014 and reached $5 million by December 31, 2014, an ongoing annual fee in an amount equal to 35% of the advisory fee the Adviser receives from the Fund based on the average daily NAV of such shares for the applicable quarterly period; and

4  on Class IR shares of the Fund, an ongoing annual fee in an amount up to 25% of the advisory fee the Adviser receives from the Fund based on the average daily NAV of such shares for the applicable quarterly period.

Please retain this supplement for future reference.